Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax	£ 2,515		£ 1,402
– adjustments in respect of prior periods	(11)		13
Deferred tax	(374)		4
– deferred tax relating to origination and reversal of temporary differences	(304)		4
– deferred tax relating to changes in tax rates	(70)	£ (9,620)
Taxation on ordinary activities	2,141		1,406
Restatement Adjustments
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax		1,643
– adjustments in respect of prior periods		2
Deferred tax		(9,772)
– deferred tax relating to origination and reversal of temporary differences		(152)
– deferred tax relating to changes in tax rates		(9,620)
Taxation on ordinary activities		(8,129)
United Kingdom
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax	60		7
– current year tax expense	66		7
– adjustments in respect of prior periods	(6)
United Kingdom | Restatement Adjustments
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax		26
– current year tax expense		26
All foreign countries
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax	2,455		1,395
– current year tax expense	2,460		1,382
– adjustments in respect of prior periods	£ (5)		£ 13
All foreign countries | Restatement Adjustments
Disclosure Of Taxation on Ordinary Activities [Line Items]
Total current tax		1,617
– current year tax expense		1,615
– adjustments in respect of prior periods		£ 2